Costs	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Costs
20.	COSTS

	2018	2017		2016
Inventories at beginning of year	27,149	21,808	(2)	19,173	(2)
Purchases	124,279	65,945		48,833
Production costs(1)	234,340	147,423		127,075
Translation effect	26,514	3,877		4,031
Inventories incorporated by business combination(3)	445	—		—
Adjustment for inflation(4)	167	—		—
Reclassifications and other movements	—	(92)		—
Inventories at end of the year	(53,324)	(27,149	)(2)	(21,808	)(2)

	359,570	211,812		177,304

(1)	See Note 21.
(2)

Reclassifications of 12 and 85 have been made in inventories at beginning of year and 142 and 12 have been made in inventories at the years ended December 31, 2017 and 2016, respectively, in accordance with the change in the accounting policy described in detail in Note 2.b.26.

(3)	See Note 3.
(4)	Corresponds to adjustment for inflation of inventories’ opening balances of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income.